Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Leasehold improvement	208,518	154,059
Buildings	91,215	60,456
Furniture	9,327	8,148
Office equipment	19,656	15,049
Vehicles	68	68
Total cost of property and equipment	328,784	237,780
Less: Accumulated depreciation	(179,608)	(136,682)
Impairment loss	(17,918)	(12,333)
Add: Foreign exchange differences	17	—
Construction in progress	50	—
Total	131,325	88,765

Depreciation expenses for the six months ended June 30, 2022 and 2023 were RMB27,617 and RMB10,880, respectively.

Impairment loss for the six months ended June 30, 2022 and 2023 were RMB312 and nil, respectively.

Gain on disposal for the six months ended June 30, 2022 and 2023 were RMB1,496 and RMB6,139, respectively.

As of June 30, 2023, the Group had no significant outstanding capital commitments.